PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Voya Short Duration Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 49.7%
Basic Materials : 2.0%
757,000  Air Products and
Chemicals, Inc.,
4.300%,
06/11/2028 $ 756,081
0.2
186,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 186,351
0.1
730,000  Celanese US Holdings
LLC, 7.350%,
11/15/2028 760,777
0.2
725,000
(1)
Chemours Co., 5.750%,
11/15/2028 727,013
0.2
725,000
(1)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 731,862
0.2
188,000  Eastman Chemical Co.,
5.000%,
08/01/2029 189,131
0.1
132,000  Ecolab, Inc., 1.650%,
02/01/2027 130,082
0.0
189,000  Ecolab, Inc., 4.300%,
06/15/2028 188,619
0.1
1,200,000
(1)
NOVA Chemicals Corp.,
5.250%,
06/01/2027 1,201,537
0.3
186,000  Nucor Corp., 4.650%,
06/01/2030 186,237
0.0
65,000  Nutrien Ltd., 4.900%,
03/27/2028 65,305
0.0
311,000  Rio Tinto Finance
USA PLC, 4.500%,
03/14/2028 311,639
0.1
176,000  Rio Tinto Finance
USA PLC, 4.875%,
03/14/2030 177,706
0.0
191,000  Sherwin-Williams Co.,
4.300%,
08/15/2028 190,026
0.1
127,000  Sherwin-Williams Co.,
4.500%,
08/15/2030 126,028
0.0
1,520,000  Steel Dynamics, Inc.,
4.000%,
12/15/2028 1,497,298
0.4
7,425,692
2.0
Communications : 3.6%
147,000  Alphabet, Inc., 1.100%,
08/15/2030 128,992
0.0
985,000  Alphabet, Inc., 3.700%,
02/15/2029 969,145
0.2
1,085,000  Alphabet, Inc., 3.875%,
11/15/2028 1,075,336
0.3
650,000  Amazon.com, Inc.,
3.900%,
11/20/2028 643,255
0.2
704,000  Amazon.com, Inc.,
4.000%,
03/13/2029 696,578
0.2
140,000  AppLovin Corp.,
5.125%,
12/01/2029 141,187
0.0
50,000  AppLovin Corp.,
5.375%,
12/01/2031 50,714
0.0
725,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.375%,
06/01/2029 709,623
0.2
126,000  Cisco Systems, Inc.,
4.550%,
02/24/2028 126,512
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
552,000  Cisco Systems, Inc.,
4.750%,
02/24/2030 $ 556,915
0.1
250,000  Comcast Corp.,
2.650%,
02/01/2030 232,855
0.1
122,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 121,896
0.0
800,000
(1)
Match Group Holdings
II LLC, 5.000%,
12/15/2027 797,715
0.2
725,000
(1)
McGraw-Hill Education,
Inc., 5.750%,
08/01/2028 722,455
0.2
316,000
(2)
Meta Platforms, Inc.,
4.300%,
08/15/2029 315,354
0.1
255,000
(2)
Meta Platforms, Inc.,
4.550%,
05/15/2031 253,700
0.1
349,000
(1)
NBN Co. Ltd., 5.750%,
10/06/2028 357,917
0.1
800,000
(1)
Nexstar Media, Inc.,
4.750%,
11/01/2028 784,110
0.2
1,024,000
(1)
NTT Finance Corp.,
4.567%,
07/16/2027 1,025,040
0.3
563,000  Omnicom Group, Inc.,
4.200%,
03/02/2029 555,634
0.1
251,000
(2)
Rogers
Communications, Inc.,
5.000%,
02/15/2029 252,586
0.1
775,000
(1)
Sirius XM Radio LLC,
4.000%,
07/15/2028 755,104
0.2
1,147,000  Sprint Capital Corp.,
6.875%,
11/15/2028 1,201,817
0.3
269,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 258,546
0.1
327,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 316,185
0.1
291,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 292,889
0.1
395,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 390,615
0.1
13,732,675
3.6
Consumer, Cyclical : 5.3%
725,000  Advance Auto
Parts, Inc., 1.750%,
10/01/2027 697,214
0.2
1,950,000
(1)
Alimentation Couche-
Tard, Inc., 4.148%,
09/29/2028 1,931,383
0.5
13,705  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 13,525
0.0
725,000
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.750%,
04/20/2029 726,836
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
225,000
(2)
American Honda
Finance Corp., GMTN,
4.400%,
10/05/2026 $ 225,109
0.1
126,000  American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 125,856
0.0
195,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 193,911
0.1
66,000
(1)
BMW US Capital LLC,
1.250%,
08/12/2026 65,771
0.0
618,000
(1)
BMW US Capital LLC,
4.150%,
08/11/2027 616,303
0.2
128,000
(1)
BMW US Capital LLC,
4.500%,
08/11/2030 126,219
0.0
502,000  BorgWarner, Inc.,
4.950%,
08/15/2029 505,570
0.1
725,000
(1)
Cinemark USA, Inc.,
5.250%,
07/15/2028 724,261
0.2
410,000
(1)
Daimler Truck Finance
North America LLC,
5.000%,
01/15/2027 411,543
0.1
1,032,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 1,023,148
0.3
300,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 302,696
0.1
255,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 254,782
0.1
123,000  General Motors
Financial Co., Inc.,
5.050%,
04/04/2028 123,784
0.0
300,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 306,211
0.1
250,000  Home Depot, Inc.,
4.875%,
06/25/2027 251,525
0.1
195,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 192,454
0.0
127,000  Honda Motor Co. Ltd.,
4.436%,
07/08/2028 126,518
0.0
185,000  Hyatt Hotels Corp.,
5.050%,
03/30/2028 186,206
0.0
975,000
(1)
Hyundai Capital
America, 4.250%,
09/18/2028 964,003
0.3
240,000
(1)
Hyundai Capital
America, 4.750%,
04/06/2029 239,349
0.1
571,000
(1)
Hyundai Capital
America, 5.950%,
09/21/2026 572,909
0.2
128,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 127,068
0.0
1,365,000  Lowe's Cos., Inc.,
4.000%,
10/15/2028 1,348,173
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
192,000  Marriott International,
Inc., 4.200%,
07/15/2027 $ 191,767
0.0
620,000  McDonald's Corp.,
4.400%,
02/12/2031 616,642
0.2
249,000
(1)
Mercedes-Benz Finance
North America LLC,
5.100%,
08/03/2028 251,236
0.1
410,000  MGM Resorts
International, 4.750%,
10/15/2028 407,327
0.1
315,000  MGM Resorts
International, 5.500%,
04/15/2027 315,665
0.1
800,000  Newell Brands, Inc.,
6.375%,
09/15/2027 808,297
0.2
192,000  PACCAR Financial
Corp., 4.000%,
08/08/2028 190,742
0.0
235,000
(2)
PACCAR Financial
Corp., 4.000%,
09/26/2029 232,760
0.1
870,000  PACCAR Financial
Corp. R, 4.000%,
11/07/2028 864,537
0.2
725,000
(1)
Tenneco, Inc., 8.000%,
11/17/2028 729,944
0.2
511,000  Toll Brothers Finance
Corp., 4.350%,
02/15/2028 508,680
0.1
124,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 124,581
0.0
230,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 230,219
0.1
186,000  Toyota Motor Credit
Corp., B, 5.000%,
03/19/2027 187,069
0.0
20,536  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 20,789
0.0
205,000
(1)
Volkswagen Group of
America Finance LLC,
4.550%,
09/11/2028 203,814
0.1
425,000
(1)
Volkswagen Group of
America Finance LLC,
4.950%,
08/15/2029 424,893
0.1
535,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 538,425
0.1
500,000
(1)
Volkswagen Group of
America Finance LLC,
5.650%,
09/12/2028 507,587
0.1
385,000
(1)(2)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 405,404
0.1
20,142,705
5.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 6.7%
410,000  Abbott Laboratories,
4.000%,
03/15/2031 $ 399,656
0.1
280,000  AbbVie, Inc., 3.200%,
11/21/2029 268,166
0.1
491,000  AbbVie, Inc., 4.800%,
03/15/2029 494,902
0.1
800,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 796,810
0.2
725,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 689,123
0.2
125,000  Amgen, Inc., 5.150%,
03/02/2028 126,216
0.0
317,000  Astrazeneca Finance
LLC, 4.800%,
02/26/2027 318,228
0.1
430,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 5.750%,
07/15/2027 431,514
0.1
126,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 126,241
0.0
126,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 126,200
0.0
299,000  Cardinal Health, Inc.,
5.000%,
11/15/2029 302,067
0.1
62,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 62,759
0.0
127,000
(1)
Cargill, Inc., 3.625%,
04/22/2027 126,452
0.0
388,000  Cigna Group, 2.375%,
03/15/2031 349,395
0.1
460,000  Cigna Group, 4.500%,
09/15/2030 457,265
0.1
127,000
(1)
CSL Finance PLC,
3.850%,
04/27/2027 126,363
0.0
368,000  CVS Health Corp.,
5.400%,
06/01/2029 376,081
0.1
760,000
(1)
Darling Ingredients, Inc.,
5.250%,
04/15/2027 759,850
0.2
398,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 400,781
0.1
768,000  Eli Lilly & Co., 4.000%,
10/15/2028 763,060
0.2
189,000  Eli Lilly & Co., 4.550%,
02/12/2028 189,854
0.1
247,000  Eli Lilly & Co., 4.750%,
02/12/2030 249,665
0.1
192,000
(1)
EMD Finance LLC,
4.125%,
08/15/2028 190,070
0.1
990,000
(1)
ERAC USA Finance
LLC, 4.500%,
10/30/2029 983,430
0.3
620,000
(1)
ERAC USA Finance
LLC, 4.700%,
04/30/2031 618,296
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
63,000
(1)
ERAC USA Finance
LLC, 5.000%,
02/15/2029 $ 63,606
0.0
348,000  Gilead Sciences, Inc.,
4.800%,
11/15/2029 351,612
0.1
357,000  GlaxoSmithKline
Capital, Inc., 4.500%,
04/15/2030 357,544
0.1
706,000  HCA, Inc., 5.875%,
02/01/2029 722,297
0.2
552,000
(2)
Hershey Co., 4.750%,
02/24/2030 557,073
0.1
496,000  Humana, Inc., 5.750%,
03/01/2028 504,552
0.1
961,000
(1)
Imperial Brands
Finance PLC, 4.500%,
06/30/2028 958,869
0.3
189,000  Johnson & Johnson,
4.550%,
03/01/2028 190,098
0.1
285,000  Laboratory Corp. of
America Holdings,
4.350%,
04/01/2030 281,259
0.1
639,000
(1)
Mars, Inc., 4.800%,
03/01/2030 641,028
0.2
565,000  McCormick & Co., Inc.,
4.150%,
02/15/2029 558,967
0.1
180,000  McKesson Corp.,
4.250%,
09/15/2029 178,284
0.0
293,000  Merck & Co., Inc.,
4.150%,
03/15/2031 287,527
0.1
355,000  Novartis Capital Corp.,
3.800%,
09/18/2029 348,506
0.1
510,000  PepsiCo, Inc., 4.100%,
01/15/2029 507,219
0.1
136,000
(2)
PepsiCo, Inc., 4.300%,
07/23/2030 135,958
0.0
126,000  Philip Morris
International, Inc.,
4.125%,
04/28/2028 125,373
0.0
410,000  Philip Morris
International, Inc.,
4.125%,
04/27/2029 405,702
0.1
267,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 269,063
0.1
495,000  Philip Morris
International, Inc.,
5.125%,
02/13/2031 504,221
0.1
790,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 771,643
0.2
128,000  Quanta Services, Inc.,
4.300%,
08/09/2028 127,509
0.0
325,000  Quanta Services, Inc.,
4.750%,
08/09/2027 325,913
0.1
126,000  Quest Diagnostics, Inc.,
4.600%,
12/15/2027 126,280
0.0
185,000  RELX Capital, Inc.,
4.750%,
03/27/2030 185,384
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
201,000
(1)
Rentokil Terminix
Funding LLC, 5.000%,
04/28/2030 $ 201,675
0.1
365,000
(1)
Roche Holdings, Inc.,
5.338%,
11/13/2028 372,559
0.1
197,000  S&P Global, Inc.,
2.450%,
03/01/2027 194,657
0.1
916,000  S&P Global, Inc.,
2.950%,
03/01/2029 879,669
0.2
247,000  Smith & Nephew PLC,
5.150%,
03/20/2027 247,916
0.1
267,000  Solventum Corp.,
5.400%,
03/01/2029 271,668
0.1
254,000  Stryker Corp., 3.650%,
03/07/2028 250,582
0.1
1,290,000  Stryker Corp., 4.700%,
02/10/2028 1,293,849
0.3
490,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 499,411
0.1
194,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 190,731
0.1
295,000  UnitedHealth Group,
Inc., 4.800%,
01/15/2030 297,335
0.1
765,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 758,655
0.2
523,000  Zimmer Biomet
Holdings, Inc., 5.050%,
02/19/2030 530,177
0.1
64,000  Zoetis, Inc., 4.150%,
08/17/2028 63,587
0.0
25,270,402
6.7
Energy : 1.3%
197,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
2.061%,
12/15/2026 195,154
0.1
191,000  Chevron USA, Inc.,
4.050%,
08/13/2028 190,190
0.1
389,000
(2)
Chevron USA, Inc.,
4.300%,
10/15/2030 386,851
0.1
190,000  Chevron USA, Inc.,
4.475%,
02/26/2028 190,525
0.1
744,000  Chevron USA, Inc.,
4.687%,
04/15/2030 749,376
0.2
249,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 252,531
0.1
124,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 124,727
0.0
189,000  Enbridge, Inc., 4.600%,
06/20/2028 188,969
0.0
190,000  Enterprise Products
Operating LLC, 4.300%,
06/20/2028 189,370
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
131,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 $ 129,781
0.0
140,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 148,185
0.0
725,000
(1)
SM Energy Co.,
6.750%,
08/01/2029 738,637
0.2
730,000
(1)
Sunoco L.P., 7.000%,
05/01/2029 750,473
0.2
650,000  Targa Resources Corp.,
4.350%,
01/15/2029 645,189
0.2
4,879,958
1.3
Financial : 19.5%
800,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 4.250%,
10/15/2027 790,900
0.2
346,000
(3)
American Express Co.,
5.098%,
02/16/2028 347,408
0.1
1,160,000
(3)
American Express Co.,
5.389%,
07/28/2027 1,160,764
0.3
445,000  American Tower Corp.,
3.650%,
03/15/2027 442,580
0.1
62,000  American Tower Corp.,
5.250%,
07/15/2028 62,741
0.0
61,000  American Tower Corp.,
5.500%,
03/15/2028 61,881
0.0
190,000  Aon North America, Inc.,
5.125%,
03/01/2027 190,709
0.1
249,000  Aon North America, Inc.,
5.150%,
03/01/2029 252,512
0.1
482,000  Arthur J Gallagher
& Co., 4.850%,
12/15/2029 485,703
0.1
1,125,000
(1)
Aviation Capital
Group LLC, 5.125%,
04/10/2030 1,128,870
0.3
88,000
(1)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 85,465
0.0
600,000  Banco Bilbao Vizcaya
Argentaria SA, 4.150%,
03/03/2029 591,356
0.2
200,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 203,843
0.1
400,000  Banco Santander SA,
5.588%,
08/08/2028 407,044
0.1
196,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 195,704
0.1
130,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 127,845
0.0
969,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 962,562
0.3
455,000
(3)
Bank of America Corp.,
4.456%,
02/06/2032 447,097
0.1
935,000
(3)
Bank of America Corp.,
4.477%,
04/23/2030 929,225
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
135,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 $ 128,574
0.0
197,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 194,792
0.1
63,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 62,336
0.0
1,520,000
(3)
Bank of Montreal,
4.062%,
09/22/2028 1,511,886
0.4
186,000
(3)
Bank of New York
Mellon, 4.729%,
04/20/2029 186,824
0.0
565,000
(3)
Bank of Nova Scotia,
4.247%,
02/02/2030 558,160
0.1
432,000
(3)
Barclays PLC, 4.476%,
11/11/2029 429,056
0.1
206,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 194,054
0.1
329,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 305,720
0.1
410,000  Brookfield Asset
Management Ltd.,
4.832%,
04/15/2031 406,275
0.1
315,000  Brown & Brown, Inc.,
4.700%,
06/23/2028 314,978
0.1
509,000
(1)(2)(3)
CaixaBank SA, 4.634%,
07/03/2029 508,567
0.1
550,000
(1)(3)
CaixaBank SA, 5.673%,
03/15/2030 562,441
0.1
947,000
(1)(3)
CaixaBank SA, 6.684%,
09/13/2027 951,002
0.3
50,000  Camden Property Trust,
3.150%,
07/01/2029 48,013
0.0
62,000
(3)
Canadian Imperial Bank
of Commerce, 4.857%,
03/30/2029 62,256
0.0
115,000
(3)
Capital One Financial
Corp., 4.722%,
01/30/2032 113,480
0.0
585,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 597,230
0.2
126,000  Charles Schwab Corp.,
5.875%,
08/24/2026 126,150
0.0
85,000
(3)
Citigroup, Inc., 2.572%,
06/03/2031 78,116
0.0
16,000
(3)
Citigroup, Inc., 4.786%,
03/04/2029 16,041
0.0
452,000  CME Group, Inc.,
4.400%,
03/15/2030 449,997
0.1
192,000
(1)
CNO Global Funding,
4.375%,
09/08/2028 189,883
0.1
1,072,000
(2)
Cooperatieve
Rabobank UA, 4.800%,
01/09/2029 1,081,666
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
191,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 $ 189,792
0.0
128,000
(1)
Corebridge Global
Funding, 4.250%,
08/21/2028 126,759
0.0
665,000
(1)(3)
Credit Agricole SA,
5.222%,
05/27/2031 670,555
0.2
556,000
(1)(3)
Danske Bank A/S,
4.298%,
04/01/2028 555,374
0.1
329,000
(1)(3)
Danske Bank A/S,
4.613%,
10/02/2030 327,271
0.1
714,000
(3)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 708,119
0.2
487,000
(1)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 495,103
0.1
974,000
(3)
Goldman Sachs
Group, Inc., 1.948%,
10/21/2027 966,467
0.3
985,000
(3)
Goldman Sachs
Group, Inc., 4.148%,
01/21/2029 976,670
0.3
295,000
(3)
Goldman Sachs
Group, Inc., 4.516%,
01/21/2032 289,492
0.1
130,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 133,250
0.0
4,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 4,150
0.0
869,000
(3)
HSBC Holdings PLC,
4.899%,
03/03/2029 872,427
0.2
736,000
(3)
ING Groep NV, 4.017%,
03/28/2028 733,333
0.2
309,000
(3)
ING Groep NV, 6.083%,
09/11/2027 309,860
0.1
272,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 266,918
0.1
2,170,000
(2)
Intercontinental
Exchange, Inc.,
3.950%,
12/01/2028 2,142,518
0.6
800,000
(1)
Iron Mountain, Inc.,
5.250%,
03/15/2028 799,418
0.2
475,000
(1)
Jackson National
Life Global Funding,
4.550%,
09/09/2030 466,204
0.1
77,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 76,490
0.0
625,000
(3)
JPMorgan Chase & Co.,
1.764%,
11/19/2031 550,627
0.1
101,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 99,996
0.0
130,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 127,870
0.0
120,000
(3)
JPMorgan Chase & Co.,
3.702%,
05/06/2030 116,721
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
730,000
(3)
JPMorgan Chase & Co.,
4.408%,
04/23/2030 $ 723,886
0.2
45,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 44,752
0.0
314,000
(3)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 313,963
0.1
125,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 124,464
0.0
525,000
(3)
JPMorgan Chase & Co.,
4.622%,
04/23/2032 519,057
0.1
190,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 191,313
0.1
62,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 62,428
0.0
567,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 568,824
0.2
2,000
(3)
JPMorgan Chase & Co.,
5.148%,
04/23/2037 1,986
0.0
146,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 147,238
0.0
135,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 137,977
0.0
954,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 958,683
0.3
253,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 252,583
0.1
259,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 257,644
0.1
707,000
(3)
Lloyds Banking
Group PLC, 3.574%,
11/07/2028 697,826
0.2
947,000
(1)
LPL Holdings, Inc.,
4.625%,
11/15/2027 942,671
0.2
232,000
(1)
Lseg US Fin Corp.,
4.875%,
03/28/2027 232,765
0.1
1,775,000
(3)
Manufacturers &
Traders Trust Co.,
4.548%,
04/18/2030 1,763,326
0.5
500,000  Marsh & McLennan
Cos., Inc., 4.550%,
11/08/2027 501,032
0.1
618,000  Mastercard, Inc.,
4.550%,
03/15/2028 620,200
0.2
1,500,000
(1)(3)
MF1 Multi-Family
Housing Mortgage Loan
Trust 2024-FL15 A,
5.325%, (TSFR1M +
1.688%),
08/18/2041 1,506,403
0.4
508,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 1.538%,
07/20/2027 507,213
0.1
995,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 4.592%,
04/18/2030 990,247
0.3
777,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.197%,
01/16/2031 786,840
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
695,000
(1)
Mizuho Bank Ltd.,
4.395%,
04/16/2029 $ 693,171
0.2
421,000
(3)
Mizuho Financial
Group, Inc., 5.376%,
05/26/2030 429,018
0.1
369,000
(3)
Mizuho Financial
Group, Inc., 5.382%,
07/10/2030 375,129
0.1
637,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 630,157
0.2
325,000
(3)
Morgan Stanley,
4.238%,
01/09/2030 320,795
0.1
425,000
(3)
Morgan Stanley,
4.555%,
04/10/2030 422,359
0.1
800,000
(3)
Morgan Stanley,
4.708%,
03/12/2032 790,305
0.2
279,000
(3)
Morgan Stanley,
4.994%,
04/12/2029 280,561
0.1
133,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 133,946
0.0
7,000
(3)
Morgan Stanley,
5.073%,
01/30/2037 6,848
0.0
150,000
(3)
Morgan Stanley,
5.173%,
01/16/2030 151,370
0.0
5,000
(3)
Morgan Stanley,
5.296%,
04/10/2037 4,977
0.0
16,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 16,433
0.0
525,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 524,146
0.1
50,000
(3)
Morgan Stanley, MTN,
1.928%,
04/28/2032 43,483
0.0
175,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 174,939
0.0
586,000
(3)
Morgan Stanley I,
4.133%,
10/18/2029 578,064
0.2
250,000
(1)
National Securities
Clearing Corp., 4.700%,
05/20/2030 251,168
0.1
806,000
(1)
National Securities
Clearing Corp., 5.000%,
05/30/2028 813,977
0.2
532,000
(1)
Nationwide Building
Society, 1.500%,
10/13/2026 527,999
0.1
419,000
(3)
NatWest Group PLC,
5.583%,
03/01/2028 422,073
0.1
395,000
(1)
NatWest Markets PLC,
5.410%,
05/17/2029 402,474
0.1
760,000  Navient Corp., 5.000%,
03/15/2027 754,480
0.2
800,000  OneMain Finance
Corp., 3.500%,
01/15/2027 793,606
0.2
180,000
(1)
Pacific Life Global
Funding II, 2.450%,
01/11/2032 159,489
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
760,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
5.875%,
10/01/2028 $ 760,107
0.2
725,000
(1)
PennyMac Financial
Services, Inc., 4.250%,
02/15/2029 692,693
0.2
565,000
(3)
PNC Financial Services
Group, Inc., 4.075%,
01/26/2029 560,455
0.1
1,270,000
(3)
PNC Financial Services
Group, Inc., 4.618%,
10/26/2029 1,267,119
0.3
800,000
(1)
PRA Group, Inc.,
8.375%,
02/01/2028 811,777
0.2
249,000
(1)
Principal Life Global
Funding II, 5.100%,
01/25/2029 251,511
0.1
186,000  Prologis L.P., 4.875%,
06/15/2028 187,674
0.0
148,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 150,117
0.0
192,000
(1)
RGA Global Funding,
4.350%,
08/25/2028 190,475
0.1
1,405,000
(3)
Royal Bank of Canada,
4.400%,
04/17/2030 1,393,631
0.4
217,000
(3)
Royal Bank of Canada,
4.498%,
08/06/2029 216,313
0.1
965,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 963,986
0.3
250,000
(3)
Royal Bank of Canada,
GMTN, 4.522%,
10/18/2028 250,072
0.1
187,000
(2)(3)
Royal Bank of Canada,
GMTN, 4.715%,
03/27/2028 187,526
0.0
332,000  Royal Bank of Canada,
GMTN, 4.950%,
02/01/2029 336,526
0.1
160,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 161,271
0.0
568,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 568,328
0.2
294,000
(1)
Skandinaviska Enskilda
Banken AB, 4.375%,
06/02/2028 293,640
0.1
750,000
(1)
Starwood Property
Trust, Inc., 5.875%,
08/15/2029 752,699
0.2
799,000
(3)
State Street Corp.,
3.031%,
11/01/2034 751,027
0.2
127,000
(3)
State Street Corp.,
4.530%,
02/20/2029 126,971
0.0
253,000  State Street Corp.,
4.536%,
02/28/2028 254,083
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
199,000
(2)(3)
State Street Corp.,
4.543%,
04/24/2028 $ 199,142
0.1
168,000  State Street Corp.,
4.729%,
02/28/2030 169,226
0.0
357,000  Sumitomo Mitsui
Financial Group, Inc.,
3.040%,
07/16/2029 339,721
0.1
230,000  Sumitomo Mitsui
Financial Group, Inc.,
5.716%,
09/14/2028 235,076
0.1
1,000,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 5.200%,
03/07/2027 1,005,620
0.3
241,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 5.650%,
09/14/2026 241,801
0.1
124,000  Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 124,632
0.0
859,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 859,571
0.2
260,000
(3)
Truist Bank I, 4.144%,
01/27/2029 258,281
0.1
136,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 129,078
0.0
421,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 428,085
0.1
725,000
(1)(3)
UBS Group AG,
4.194%,
04/01/2031 707,927
0.2
248,000
(1)(3)
UBS Group AG,
5.428%,
02/08/2030 251,553
0.1
645,000
(3)
US Bank NA/
Cincinnati OH, 4.535%,
05/20/2029 643,722
0.2
762,000
(1)
USAA Capital Corp.,
4.375%,
06/01/2028 760,806
0.2
1,055,000
(3)
Wells Fargo & Co.,
4.577%,
05/20/2029 1,052,568
0.3
153,000
(3)
Wells Fargo & Co.,
4.970%,
04/23/2029 153,770
0.0
255,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 253,157
0.1
257,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 254,883
0.1
345,000
(3)
Wells Fargo & Co.,
MTN, 4.897%,
07/25/2033 342,900
0.1
123,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 125,090
0.0
574,000  Wells Fargo Bank NA,
5.450%,
08/07/2026 574,603
0.2
664,000  Welltower OP LLC,
4.500%,
07/01/2030 660,767
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
276,000
(1)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 $ 277,468
0.1
73,688,826
19.5
Industrial : 4.8%
123,000  3M Co., 4.800%,
03/15/2030 123,806
0.0
601,000  AGCO Corp., 5.450%,
03/21/2027 604,446
0.2
62,000  Amcor Flexibles North
America, Inc., 4.800%,
03/17/2028 62,232
0.0
123,000
(2)
Amcor Flexibles North
America, Inc., 5.100%,
03/17/2030 124,334
0.0
2,170,000  Amphenol Corp.,
3.900%,
11/15/2028 2,144,106
0.6
126,000  Amphenol Corp.,
4.375%,
06/12/2028 125,867
0.0
325,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 329,517
0.1
800,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 800,776
0.2
435,000  Caterpillar Financial
Services Corp., 4.400%,
03/03/2028 435,562
0.1
186,000  Caterpillar Financial
Services Corp., 4.800%,
01/08/2030 188,698
0.0
755,000
(1)
Clydesdale Acquisition
Holdings, Inc., 6.625%,
04/15/2029 754,639
0.2
307,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 310,063
0.1
693,000  Eaton Corp., 3.950%,
03/06/2029 683,166
0.2
800,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 774,978
0.2
1,405,000  Fortive Corp., 4.750%,
05/15/2031 1,396,316
0.4
308,000  GATX Corp., 5.400%,
03/15/2027 309,786
0.1
400,000  GE Vernova , Inc.,
4.250%,
02/04/2031 393,802
0.1
62,000  HEICO Corp., 5.250%,
08/01/2028 62,734
0.0
366,000
(1)
Honeywell Aerospace,
Inc., 4.000%,
03/16/2029 361,060
0.1
445,000
(1)
Honeywell Aerospace,
Inc., 4.300%,
03/16/2031 437,442
0.1
335,000  Howmet Aerospace,
Inc., 3.900%,
04/15/2029 329,679
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
725,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 $ 712,478
0.2
250,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 251,562
0.1
61,000  JB Hunt Transport
Services, Inc., 4.900%,
03/15/2030 61,366
0.0
230,000  John Deere Capital
Corp., 1.450%,
01/15/2031 200,834
0.1
65,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 64,207
0.0
985,000  John Deere Capital
Corp. I, 4.125%,
01/18/2029 979,125
0.3
190,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 189,350
0.1
64,000  Lockheed Martin Corp.,
4.150%,
08/15/2028 63,726
0.0
556,000  Lockheed Martin Corp.,
4.400%,
08/15/2030 554,218
0.1
125,000
(1)
Molex Electronic
Technologies LLC,
4.750%,
04/30/2028 125,171
0.0
229,000  Northrop Grumman
Corp., 4.650%,
07/15/2030 229,571
0.1
126,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 126,424
0.0
366,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 370,861
0.1
305,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 312,243
0.1
271,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 273,107
0.1
123,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 124,621
0.0
182,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 185,846
0.0
101,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 103,327
0.0
800,000
(1)
Smyrna Ready Mix
Concrete LLC, 6.000%,
11/01/2028 802,042
0.2
725,000
(1)
Standard Industries,
Inc., 4.750%,
01/15/2028 720,327
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
120,000  Stanley Black &
Decker, Inc., 6.000%,
03/06/2028 $ 122,687
0.0
730,000
(1)
TransDigm , Inc.,
6.375%,
03/01/2029 742,068
0.2
248,000  Veralto Corp., 5.500%,
09/18/2026 248,430
0.1
20,000
(2)
Waste Management,
Inc., 1.500%,
03/15/2031 17,393
0.0
18,333,993
4.8
Technology : 2.9%
312,000  Advanced Micro
Devices, Inc., 4.319%,
03/24/2028 312,255
0.1
126,000  Analog Devices, Inc.,
4.250%,
06/15/2028 125,641
0.0
731,000  Broadcom, Inc.,
3.459%,
09/15/2026 730,017
0.2
895,000
(1)
Broadcom, Inc.,
4.000%,
04/15/2029 881,486
0.2
368,000  Broadcom, Inc.,
4.800%,
04/15/2028 370,204
0.1
125,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 124,744
0.0
725,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 703,990
0.2
1,125,000  Dell International LLC
/ EMC Corp., 4.150%,
02/15/2029 1,112,106
0.3
355,000  Dell International LLC
/ EMC Corp., 4.500%,
02/15/2031 350,168
0.1
248,000  Dell International LLC
/ EMC Corp., 4.750%,
04/01/2028 248,790
0.1
332,000  Dell International LLC
/ EMC Corp., 5.000%,
04/01/2030 334,882
0.1
685,000  Fiserv, Inc., 5.450%,
03/02/2028 691,952
0.2
656,000  Hewlett Packard
Enterprise Co., 4.550%,
10/15/2029 652,288
0.2
635,000  International Business
Machines Corp.,
3.500%,
05/15/2029 617,202
0.2
175,000  International Business
Machines Corp. ..,
5.000%,
02/10/2032 176,114
0.0
633,000  Oracle Corp., 2.650%,
07/15/2026 632,528
0.2
495,000  Oracle Corp., 4.550%,
02/04/2029 488,053
0.1
251,000
(2)
Oracle Corp., 4.800%,
08/03/2028 250,517
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
193,000  Roper Technologies,
Inc., 4.250%,
09/15/2028 $ 191,592
0.0
704,000  Salesforce, Inc.,
4.650%,
03/15/2029 703,726
0.2
248,000  Synopsys, Inc., 4.650%,
04/01/2028 248,364
0.1
157,000  Synopsys, Inc., 4.850%,
04/01/2030 157,302
0.0
421,000  VMware, Inc., 1.400%,
08/15/2026 419,412
0.1
290,000  Workday, Inc., 3.500%,
04/01/2027 287,949
0.1
10,811,282
2.9
Utilities : 3.6%
193,000  Alabama Power Co.,
3.750%,
09/01/2027 191,926
0.1
124,000  Ameren Corp., 5.700%,
12/01/2026 124,582
0.0
446,000  Ameren Illinois Co.,
3.800%,
05/15/2028 441,178
0.1
637,000  American Electric
Power Co., Inc.,
5.200%,
01/15/2029 646,791
0.2
187,000
(1)
Capital Power US
Holdings, Inc., 5.257%,
06/01/2028 188,194
0.0
184,000  CenterPoint Energy
Houston Electric LLC,
4.800%,
03/15/2030 185,281
0.0
63,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 63,230
0.0
357,000  Consumers Energy Co.,
4.500%,
01/15/2031 354,605
0.1
62,000
(2)
Consumers Energy Co.,
4.900%,
02/15/2029 62,700
0.0
166,000  DTE Electric Co.,
4.250%,
05/14/2027 166,077
0.0
188,000  DTE Energy Co.,
5.100%,
03/01/2029 190,173
0.1
1,355,000
(1)
Enel Finance
International NV,
4.125%,
09/30/2028 1,339,081
0.4
196,000  Eversource Energy,
2.900%,
03/01/2027 194,059
0.1
142,000  Exelon Corp., 5.150%,
03/15/2029 143,961
0.0
189,000
(2)
Georgia Power Co.,
5.004%,
02/23/2027 189,842
0.1
450,000  Georgia Power Co. B,
2.650%,
09/15/2029 424,895
0.1
449,000  Jersey Central Power
& Light Co., 4.150%,
01/15/2029 443,699
0.1
320,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 326,137
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
188,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 $ 187,517
0.0
309,000  National Rural Utilities
Cooperative Finance
Corp., 5.150%,
06/15/2029 313,900
0.1
156,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 156,663
0.0
128,000  National Rural Utilities
Cooperative Finance
Corp. D, 4.150%,
08/25/2028 126,980
0.0
184,000
(1)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 187,446
0.0
132,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 130,338
0.0
136,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 129,411
0.0
253,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 253,374
0.1
126,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 126,699
0.0
788,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
03/15/2030 798,369
0.2
535,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 482,198
0.1
795,000
(1)
NRG Energy, Inc.,
3.375%,
02/15/2029 758,668
0.2
632,000  ONE Gas, Inc., 5.100%,
04/01/2029 640,605
0.2
386,583  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 377,749
0.1
310,000  Pinnacle West Capital
Corp., 5.150%,
05/15/2030 314,232
0.1
665,000  Public Service
Enterprise Group, Inc.,
4.800%,
06/15/2031 663,465
0.2
244,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 248,416
0.1
569,000  Sempra Energy,
5.400%,
08/01/2026 569,168
0.2
238,000  Southern Co., 5.500%,
03/15/2029 243,436
0.1
375,000  Southern Power Co. A,
4.250%,
10/01/2030 368,508
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
570,000
(1)
Vistra Operations
Co. LLC, 5.050%,
12/30/2026 $ 570,865
0.2
204,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 192,885
0.1
71,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 71,521
0.0
13,588,824
3.6
Total Corporate Bonds/
Notes
(Cost $187,932,495)
187,874,357
49.7
ASSET-BACKED SECURITIES : 17.4%
Automobile Asset-Backed Securities : 4.9%
1,450,000
(1)
American Heritage
Auto Receivables Trust
2024-1A A3, 4.900%,
09/17/2029 1,454,301
0.4
1,900,000  Carvana Auto
Receivables Trust
2026-P2 A2, 4.400%,
08/10/2029 1,898,529
0.5
658,457
(1)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 662,187
0.2
700,000
(1)
Corporate One Auto
Receivables Trust
2026-1A A3, 4.150%,
03/15/2030 696,749
0.2
122,198  Drive Auto Receivables
Trust 2024-2 A3,
4.500%,
09/15/2028 122,223
0.0
225,277  Exeter Automobile
Receivables Trust
2025-4A A2, 4.530%,
03/15/2028 225,373
0.0
1,000,000  Exeter Automobile
Receivables Trust
2025-4A A3, 4.390%,
09/17/2029 1,000,152
0.3
659,105  Exeter Automobile
Receivables Trust
2025-5A A2, 4.380%,
06/15/2028 659,450
0.2
902,726
(1)
First Investors Auto
Owner Trust 2025-1A
A2, 4.310%,
12/15/2028 903,037
0.2
1,273,161
(1)
GLS Auto Receivables
Issuer Trust 2025-1A
A3, 4.770%,
09/15/2028 1,274,827
0.3
400,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 400,962
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
1,750,000  GM Financial Consumer
Automobile Receivables
Trust 2023-3 A4,
5.340%,
12/18/2028 $ 1,764,712
0.5
750,000  Nissan Auto
Receivables Owner
Trust 2026-A A4,
4.640%,
03/15/2032 754,157
0.2
809,836
(1)
PenFed Auto
Receivables Owner
Trust 2024-A A3,
4.700%,
06/15/2029 811,068
0.2
1,250,000
(1)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 1,252,320
0.3
1,100,000
(1)
Porsche Innovative
Lease Owner Trust
2024-1A A4, 4.660%,
02/20/2030 1,102,686
0.3
389,410  Santander Drive Auto
Receivables Trust
2024-4 A3, 4.850%,
01/16/2029 389,859
0.1
621,303
(1)
SCCU Auto Receivables
Trust 2024-1A A3,
5.110%,
06/15/2029 623,152
0.2
716,255
(1)
Tesla Auto Lease Trust
2024-B A3, 4.820%,
10/20/2027 717,264
0.2
750,000
(1)
Westlake Automobile
Receivables Trust
2026-1A A2A, 4.020%,
09/15/2028 749,295
0.2
1,200,000
(1)
Westlake Automobile
Receivables Trust
2026-2A A3, 4.350%,
04/15/2030 1,198,290
0.3
18,660,593
4.9
Other Asset-Backed Securities : 11.1%
1,250,000
(1)(3)
720 East CLO IV Ltd.
2024-1A A1R, 4.932%,
(TSFR3M + 1.260%),
07/15/2039 1,250,524
0.3
1,500,000
(1)(3)
ARES LX CLO Ltd.
2021-60A AR2,
4.635%, (TSFR3M +
0.960%),
07/18/2034 1,499,731
0.4
1,370,000
(1)(3)
Bain Capital Credit CLO
Ltd. 2020-5A ARR,
4.825%, (TSFR3M +
1.150%),
04/20/2034 1,370,467
0.4
2,000,000
(1)(3)
Ballyrock CLO 20
Ltd. 2022-20A A1A3,
4.723%, (TSFR3M +
1.050%),
10/15/2036 2,001,438
0.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,500,000
(1)(3)
Ballyrock CLO 22
Ltd. 2024-22A A1R,
4.825%, (TSFR3M +
1.200%),
07/15/2039 $ 1,500,585
0.4
1,000,000
(1)(3)
Benefit Street Partners
CLO XXI Ltd. 2020-
21A A1R2, 4.913%,
(TSFR3M + 1.240%),
01/15/2039 1,001,615
0.3
600,000
(1)(3)
Birch Grove CLO 10
Ltd. 2024-10A A,
5.054%, (TSFR3M +
1.390%),
01/22/2038 601,489
0.2
850,000
(1)(3)
BlueMountain CLO
XXVI Ltd. 2019-26A
AR2, 4.688%, (TSFR3M
+ 1.050%),
10/20/2034 850,423
0.2
2,500,000
(1)(3)
BlueMountain CLO
XXXII Ltd. 2021-32A
AR, 4.773%, (TSFR3M
+ 1.100%),
10/15/2034 2,500,278
0.7
600,000
(1)(3)
Carlyle US CLO
Ltd. 2017-3A A1R2,
5.072%, (TSFR3M +
1.400%),
10/21/2037 601,676
0.2
1,650,000
(1)(3)
CBAM Ltd. 2017-1A
AR2, 5.065%, (TSFR3M
+ 1.390%),
01/20/2038 1,654,176
0.4
250,000
(1)(3)
CIFC Funding Ltd.
2019-6A A2R, 5.380%,
(TSFR3M + 1.700%),
07/16/2037 250,175
0.1
1,800,000
(1)(3)
CIFC Funding Ltd.
2023-2A AR, 4.802%,
(TSFR3M + 1.130%),
01/21/2037 1,801,584
0.5
792,863
(1)
DLLAA LLC 2023-1A
A3, 5.640%,
02/22/2028 797,767
0.2
1,450,000
(1)(3)
Empower CLO Ltd.
2022-1A A1R, 5.065%,
(TSFR3M + 1.390%),
10/20/2037 1,451,128
0.4
1,950,000
(1)(3)
Empower CLO Ltd.
2025-1A A, 4.985%,
(TSFR3M + 1.310%),
07/20/2038 1,950,683
0.5
2,000,000
(1)(3)
Galaxy XXII CLO
Ltd. 2016-22A AR4,
4.700%, (TSFR3M +
1.020%),
04/16/2034 2,001,278
0.5
1,500,000
(1)
GreatAmerica Leasing
Receivables Funding
LLC 2025-2 A2,
4.220%,
05/15/2028 1,499,268
0.4
900,000
(1)(3)
ICG US CLO Ltd. 2014-
1A A1A3, 4.675%,
(TSFR3M + 1.000%),
10/20/2034 899,279
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,500,000
(1)(3)
Invesco US CLO Ltd.
2023-1A AR2, 4.774%,
(TSFR3M + 1.110%),
04/22/2037 $ 1,497,183
0.4
1,000,000  John Deere Owner
Trust 2025 2025-A A4,
4.420%,
02/17/2032 998,827
0.3
700,000
(1)
Kubota Credit Owner
Trust 2025-2A A4,
4.570%,
11/15/2030 701,729
0.2
800,000
(1)(3)
LCM 39 Ltd./Jersey
39A A1R2, 4.713%,
(TSFR3M + 1.040%),
10/15/2034 800,184
0.2
1,500,000
(1)(3)
Magnetite XXXI
Ltd. 2021-31A A1R,
4.673%, (TSFR3M +
1.000%),
07/15/2034 1,500,206
0.4
550,000
(1)(3)
Neuberger Berman
Loan Advisers Clo 51
Ltd. 2022-51A AR2,
4.666%, (TSFR3M +
1.000%),
10/23/2036 550,393
0.1
1,200,000
(1)(3)
Oaktree CLO Ltd.
2022-2A A1R2,
5.043%, (TSFR3M +
1.370%),
10/15/2037 1,203,100
0.3
369,107
(1)(3)
OZLM XV Ltd. 2016-
15A A1R3, 4.725%,
(TSFR3M + 1.050%),
04/20/2033 369,393
0.1
1,850,000
(1)(3)
Palmer Square CLO
Ltd. 2018-1A A1R2,
4.847%, (TSFR3M +
1.210%),
04/18/2037 1,860,673
0.5
950,000
(1)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 953,566
0.2
750,000
(1)(3)
Rad CLO 6 Ltd. 2019-
6A A1R, 5.065%,
(TSFR3M + 1.390%),
10/20/2037 751,376
0.2
2,100,000
(1)
SoFi Consumer Loan
Program Trust 2025-1
B, 5.120%,
02/27/2034 2,111,193
0.6
350,604
(1)(3)
Sound Point CLO XXV
Ltd. 2019-4A A1R,
4.947%, (TSFR3M +
1.280%),
04/25/2033 350,856
0.1
399,560
(1)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
4.923%, (TSFR3M +
1.250%),
07/15/2032 399,778
0.1
500,000
(1)
Volvo Financial
Equipment LLC Series
2024-1A A3, 4.290%,
10/16/2028 500,063
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
500,000
(1)
Volvo Financial
Equipment LLC Series
2024-1A A4, 4.290%,
07/15/2031 $ 499,195
0.1
1,050,000
(1)
Volvo Financial
Equipment LLC Series
2025-1A A3, 4.460%,
05/15/2029 1,051,135
0.3
300,000
(1)(3)
Wellman Park CLO Ltd.
2021-1A AR, 5.023%,
(TSFR3M + 1.350%),
07/15/2037 300,130
0.1
41,882,544
11.1
Student Loan Asset-Backed Securities : 1.4%
73,814
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 71,290
0.0
24,490
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 22,954
0.0
49,169
(1)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 44,993
0.0
862,806
(1)
Navient Private
Education Refi Loan
Trust 2021-EA A,
0.970%,
12/16/2069 769,739
0.2
214,105
(1)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 189,134
0.0
1,806,891
(1)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 1,833,775
0.5
1,362,718
(1)
SMB Private Education
Loan Trust 2025-
A A1A, 5.130%,
04/15/2054 1,364,515
0.4
239,945
(1)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 209,626
0.1
897,282
(1)
Sofi Proffesional
Loan Program Trust
2021-A AFX, 1.030%,
08/17/2043 785,230
0.2
5,291,256
1.4
Total Asset-Backed
Securities
(Cost $65,874,615)
65,834,393
17.4
COLLATERALIZED MORTGAGE OBLIGATIONS : 15.4%
1,070,162
(1)(3)
Chase Home Lending
Mortgage Trust 2026-4
A4, 5.500%,
02/25/2057 1,068,737
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
992,792
(1)(3)
Chase Home Lending
Mortgage Trust 2026-
5 A3A, 5.000%,
03/25/2057 $ 973,136
0.3
809,595
(1)(3)
Chase Home Lending
Mortgage Trust Series
2025-12 A9B, 5.500%,
09/25/2056 803,530
0.2
362,241
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1M2,
5.178%, (SOFR30A +
1.550%),
10/25/2041 362,509
0.1
50,745  Fannie Mae Interest
Strip 404 8, 3.000%,
05/25/2040 46,475
0.0
58,061  Fannie Mae REMIC
Trust 2013-114 NA,
3.000%,
08/25/2032 57,699
0.0
325,841
(3)
Fannie Mae REMIC
Trust 2013-34 PF,
4.092%, (SOFR30A +
0.464%),
08/25/2042 324,367
0.1
2,577,488
(3)
Fannie Mae REMIC
Trust 2024-103 FH,
4.878%, (SOFR30A +
1.250%),
01/25/2055 2,594,987
0.7
620,650
(3)
Fannie Mae REMIC
Trust 2024-86 FA,
5.078%, (SOFR30A +
1.450%),
12/25/2054 629,214
0.2
506,963
(3)
Fannie Mae REMIC
Trust 2024-88 DF,
4.878%, (SOFR30A +
1.250%),
12/25/2054 510,537
0.1
2,368,584
(3)
Fannie Mae REMIC
Trust 2024-88 FD,
4.828%, (SOFR30A +
1.200%),
12/25/2054 2,396,801
0.6
26,252  Freddie Mac REMIC
Trust 2103 TE,
6.000%,
12/15/2028 26,626
0.0
496,776
(3)
Freddie Mac REMIC
Trust 3049 XF,
4.057%, (SOFR30A +
0.464%),
05/15/2033 494,367
0.1
2,469,975
(3)
Freddie Mac REMIC
Trust 3114 PF,
4.107%, (SOFR30A +
0.514%),
02/15/2036 2,458,436
0.7
3,560,486
(3)
Freddie Mac REMIC
Trust 3136 FA,
4.257%, (SOFR30A +
0.664%),
04/15/2036 3,559,307
0.9
717,224
(3)
Freddie Mac REMIC
Trust 3153 UF,
4.137%, (SOFR30A +
0.544%),
05/15/2036 714,749
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
283,820
(3)
Freddie Mac REMIC
Trust 3255 FA,
3.987%, (SOFR30A +
0.394%),
12/15/2036 $ 281,093
0.1
16,437
(3)
Freddie Mac REMIC
Trust 3747 FA,
4.207%, (SOFR30A +
0.614%),
10/15/2040 16,365
0.0
320,754
(3)
Freddie Mac REMIC
Trust 4879 DF,
4.107%, (SOFR30A +
0.514%),
08/15/2034 319,363
0.1
2,571,934
(3)
Freddie Mac REMIC
Trust 5472 FE,
4.978%, (SOFR30A +
1.350%),
11/25/2054 2,596,027
0.7
1,020,919
(3)
Freddie Mac REMIC
Trust 5481 FA,
5.028%, (SOFR30A +
1.400%),
12/25/2054 1,032,115
0.3
1,303,514
(3)
Freddie Mac REMIC
Trust 5483 FD,
4.928%, (SOFR30A +
1.300%),
12/25/2054 1,314,155
0.3
720,498
(3)
Freddie Mac REMIC
Trust 5499 FX,
5.028%, (SOFR30A +
1.400%),
02/25/2055 728,514
0.2
696,024
(3)
Freddie Mac REMIC
Trust 5502 BF,
5.278%, (SOFR30A +
1.650%),
02/25/2055 708,289
0.2
1,690,197
(3)
Freddie Mac REMIC
Trust 5507 FG,
5.028%, (SOFR30A +
1.400%),
02/25/2055 1,711,166
0.5
2,986,227
(3)
Freddie Mac REMIC
Trust 5549 AF,
5.128%, (SOFR30A +
1.500%),
06/25/2055 3,020,576
0.8
3,091,811
(3)
Freddie Mac REMIC
Trust 5583 FA,
4.878%, (SOFR30A +
1.250%),
10/25/2055 3,114,612
0.8
1,412,619
(3)
Freddie Mac REMIC
Trust 5609 F, 4.678%,
(SOFR30A + 1.050%),
12/25/2055 1,412,416
0.4
2,545,997
(3)
Freddie Mac Strips
406 F43, 4.428%,
(SOFR30A + 0.800%),
10/25/2053 2,553,780
0.7
2,146,654
(3)
Freddie Mac Strips
406 F44, 4.628%,
(SOFR30A + 1.000%),
10/25/2053 2,166,161
0.6
995,805
(1)(3)
GCAT Trust 2025-INV3
A5, 6.000%,
08/25/2055 999,506
0.3
315,900
(3)
Ginnie Mae 2010-H11
FA, 4.723%, (TSFR1M
+ 1.114%),
06/20/2060 318,011
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
39,002
(3)
Ginnie Mae 2011-H03
FA, 4.261%, (TSFR1M
+ 0.614%),
01/20/2061 $ 38,979
0.0
9,667
(3)
Ginnie Mae 2011-H05
FA, 4.261%, (TSFR1M
+ 0.614%),
12/20/2060 9,661
0.0
110,179
(3)
Ginnie Mae 2011-H05
FB, 4.261%, (TSFR1M
+ 0.614%),
12/20/2060 110,106
0.0
158,436
(3)
Ginnie Mae 2011-H06
FA, 4.211%, (TSFR1M
+ 0.564%),
02/20/2061 158,276
0.0
141,006
(3)
Ginnie Mae 2011-H07
FA, 4.261%, (TSFR1M
+ 0.614%),
02/20/2061 140,925
0.0
16,161
(3)
Ginnie Mae 2011-H08
FD, 4.261%, (TSFR1M
+ 0.614%),
02/20/2061 16,152
0.0
115,979
(3)
Ginnie Mae 2011-H08
FG, 4.241%, (TSFR1M
+ 0.594%),
03/20/2061 115,916
0.0
79,392
(3)
Ginnie Mae 2011-H09
AF, 4.261%, (TSFR1M
+ 0.614%),
03/20/2061 79,339
0.0
52,544
(3)
Ginnie Mae 2012-H18
NA, 4.281%, (TSFR1M
+ 0.634%),
08/20/2062 52,536
0.0
139,904
(3)
Ginnie Mae 2012-H23
WA, 4.281%, (TSFR1M
+ 0.634%),
10/20/2062 139,863
0.0
172,744  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 165,658
0.0
109,962
(3)
Ginnie Mae 2014-53
JM, 6.921%,
04/20/2039 115,343
0.0
652,837
(3)
Ginnie Mae 2015-H32
FH, 4.421%, (TSFR1M
+ 0.774%),
12/20/2065 653,895
0.2
584,371
(3)
Ginnie Mae 2016-H16
FE, 5.161%, (TSFR12M
+ 1.095%),
06/20/2066 588,633
0.2
258,863
(3)
Ginnie Mae 2017-H06
FE, 4.311%, (TSFR1M
+ 0.664%),
02/20/2067 258,935
0.1
188,678
(3)
Ginnie Mae 2017-H07
FG, 4.221%, (TSFR1M
+ 0.574%),
02/20/2067 188,458
0.1
695,952  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 696,766
0.2
395,560
(3)
Ginnie Mae 2024-64
UF, 4.859%, (SOFR30A
+ 1.250%),
04/20/2054 398,389
0.1
276,278
(3)
Ginnie Mae 2025-89
FB, 5.059%, (SOFR30A
+ 1.450%),
05/20/2055 280,472
0.1
552,557
(3)
Ginnie Mae 2025-89
FG, 5.009%, (SOFR30A
+ 1.400%),
05/20/2055 559,944
0.1
855,976
(3)
Ginnie Mae 2025-9
FE, 4.859%, (SOFR30A
+ 1.250%),
01/20/2055 862,242
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,073,900
(1)(3)
GS Mortgage-Backed
Securities Trust 2026-
PJ6 A4, 5.500%,
09/25/2056 $ 1,071,717
0.3
1,000,000
(1)(3)
GS Mortgage-Backed
Securities Trust 2026-
PJ8 A27, 5.209%,
(SOFR30A + 1.600%),
11/25/2056 1,002,430
0.3
811,673
(1)(3)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 668,941
0.2
955,204
(1)(3)
OBX Trust 2026-J1 AF,
4.978%, (SOFR30A +
1.350%),
02/25/2056 956,718
0.3
486,425
(1)(3)
PMT Loan Trust 2025-
INV8 A2, 5.500%,
07/25/2056 485,517
0.1
942,223
(1)(3)
PMT Loan Trust
2026-J2 A19, 5.500%,
03/25/2057 933,986
0.2
964,671  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 933,742
0.2
947,591
(1)(3)
Sequoia Mortgage Trust
2026-3 A19, 5.000%,
03/25/2056 924,642
0.2
1,064,313
(1)(3)
Sequoia Mortgage Trust
2026-5 A4, 5.500%,
05/25/2056 1,062,678
0.3
1,488,536
(1)(3)
Sequoia Mortgage Trust
2026-6 A2, 5.000%,
06/25/2056 1,459,063
0.4
1,000,000
(1)(3)
Sequoia Mortgage Trust
2026-7 A26F, 5.290%,
(SOFR30A + 1.700%),
06/25/2056 992,714
0.3
1,000,000
(1)(3)
Sequoia Mortgage Trust
2026-8 A26F, 5.309%,
(SOFR30A + 1.700%),
06/26/2056 991,097
0.3
940,218
(1)(3)
Sequoia Mortgage Trust
2026-INV1 A2, 4.500%,
01/25/2056 893,166
0.2
954,141
(1)(3)
SG Residential
Mortgage Trust 2026-1
A1, 4.782%,
01/25/2066 942,827
0.2
Total Collateralized
Mortgage Obligations
(Cost $58,005,782)
58,263,352
15.4
COMMERCIAL MORTGAGE-BACKED SECURITIES : 13.9%
750,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes LLC 2026-FL1
B, 5.639%, (TSFR1M +
2.000%),
09/20/2043 753,046
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000
(1)(3)
ARDN Mortgage Trust
2025-ARCP A, 5.375%,
(TSFR1M + 1.750%),
06/15/2035 $ 1,502,763
0.4
1,000,000
(1)(3)
AREIT Ltd. 2025-
CRE10 A, 5.024%,
(TSFR1M + 1.388%),
12/17/2029 1,001,509
0.3
1,000,000
(1)(3)
ARES1 2024-IND2 A,
5.068%, (TSFR1M +
1.443%),
10/15/2034 1,004,133
0.3
500,000
(1)
ARZ Trust 2024-BILT
A, 5.772%,
06/11/2039 504,078
0.1
1,625,000
(1)(3)
BAHA Trust 2024-MAR
A, 6.171%,
12/10/2041 1,660,112
0.4
2,289,000
(1)(3)
BAR Issuer LLC
2026-FL1 A, 5.239%,
(TSFR1M + 1.600%),
08/20/2043 2,300,821
0.6
1,000,000
(1)(3)
BAY Mortgage Trust
2025-LIVN A, 5.425%,
(TSFR1M + 1.800%),
05/15/2035 1,001,853
0.3
1,000,000
(1)(3)
BDS LLC 2026-FL17
A, 4.989%, (TSFR1M +
1.350%),
05/19/2043 1,002,564
0.3
1,000,000
(1)(3)
BSPRT Issuer LLC
2025-FL12 A, 5.022%,
(TSFR1M + 1.386%),
01/17/2043 1,002,829
0.3
730,972
(1)(3)
BX Commercial
Mortgage Trust 2021-
ACNT B, 4.989%,
(TSFR1M + 1.364%),
11/15/2038 731,064
0.2
1,000,000
(1)(3)
BX Commercial
Mortgage Trust
2026-ALOHA A,
4.975%, (TSFR1M +
1.350%),
04/15/2043 1,002,037
0.3
105,692
(1)(3)
BX Trust 2021-LGCY
A, 4.245%, (TSFR1M +
0.620%),
10/15/2036 105,665
0.0
778,260
(1)(3)
BX Trust 2025-LUNR
B, 5.475%, (TSFR1M +
1.850%),
06/15/2040 781,430
0.2
1,000,000
(1)(3)
BX Trust 2025-OMG
A, 4.976%, (TSFR1M +
1.350%),
10/15/2042 1,001,905
0.3
500,000
(1)(3)
BX Trust 2025-VOLT
B, 5.725%, (TSFR1M +
2.100%),
12/15/2044 501,478
0.1
1,000,000
(1)(3)
BX Trust 2026-ORBT
A, 5.030%, (TSFR1M +
1.400%),
07/15/2043 1,001,250
0.3
1,000,000
(1)(3)
BX Trust 2026-RISE
A, 4.925%, (TSFR1M +
1.300%),
04/15/2041 1,002,596
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(3)
CIP Commercial
Mortgage Trust 2025-
SBAY A, 5.025%,
(TSFR1M + 1.400%),
10/15/2037 $ 1,003,776
0.3
500,000
(1)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 499,282
0.1
500,000
(1)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 504,753
0.1
1,000,000
(1)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE B, 5.221%,
11/10/2041 994,224
0.2
1,375,000
(1)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 1,397,466
0.4
1,500,000
(1)
ELM Trust 2024-
ELM B15, 6.195%,
06/10/2039 1,500,083
0.4
963,133
(1)(3)
Extended Stay America
Trust 2025-ESH B,
5.225%, (TSFR1M +
1.600%),
10/15/2042 967,534
0.2
468,460
(1)(3)
Extended Stay America
Trust 2026-ESH2 C,
5.225%, (TSFR1M +
1.600%),
02/15/2043 471,799
0.1
1,000,000
(1)(3)
FS Commercial
Mortgage Trust 2026-
PALM A, 5.050%,
(TSFR1M + 1.400%),
07/15/2041 1,000,000
0.3
1,100,000
(1)(3)
FS Rialto Issuer LLC
2025-FL10 A, 5.024%,
(TSFR1M + 1.385%),
08/19/2042 1,102,143
0.3
1,500,000
(1)(3)
FS Rialto Issuer LLC
2026-FL11 A, 5.089%,
(TSFR1M + 1.450%),
01/19/2044 1,506,091
0.4
1,000,000
(1)(3)
FS Trust 2026-HULA
B, 5.275%, (TSFR1M +
1.650%),
03/15/2041 1,003,832
0.3
21,829  Ginnie Mae 2017-
100 AB, 2.300%,
04/16/2052 21,384
0.0
16,660  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 16,453
0.0
1,000,000
(1)(3)
GSAT Trust 2025-BMF
A, 5.125%, (TSFR1M +
1.500%),
07/15/2040 1,001,590
0.3
1,250,000
(1)(3)
HLTN Commercial
Mortgage Trust 2026-
DPLO A, 5.325%,
(TSFR1M + 1.700%),
04/15/2041 1,256,032
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)
ICNQ Mortgage Trust
2024-MF A, 5.778%,
12/10/2034 $ 1,018,956
0.3
1,334,000
(1)(3)
INTOWN Mortgage
Trust 2025-STAY C,
5.875%, (TSFR1M +
2.250%),
03/15/2042 1,336,451
0.3
1,000,000
(1)(3)
IP Mortgage Trust
2025-IP A, 5.425%,
06/10/2042 1,004,736
0.3
1,300,000
(1)(3)
JW Commercial
Mortgage Trust 2026-
MRCO A, 5.125%,
(TSFR1M + 1.500%),
06/15/2039 1,305,250
0.3
934,375
(1)(3)
KRE Commercial
Mortgage Trust 2025-
AIP4 A, 4.925%,
(TSFR1M + 1.300%),
03/15/2042 934,250
0.2
1,500,000
(1)(3)
LoanCore 2025 Issuer
LLC 2025-CRE8 A,
5.021%, (TSFR1M +
1.385%),
08/17/2042 1,502,914
0.4
1,000,000
(1)(3)
LoanCore Issuer LLC
2025-CRE9 A, 5.087%,
(TSFR1M + 1.450%),
08/18/2042 1,003,691
0.3
1,000,000
(1)(3)
MF1 LLC 2025-FL17
A, 4.957%, (TSFR1M +
1.320%),
02/18/2040 1,001,581
0.3
2,000,000
(1)(3)
MF1 LLC 2026-FL22
A, 5.037%, (TSFR1M +
1.400%),
11/18/2043 2,004,187
0.5
1,000,000
(1)(3)
MTN Commercial
Mortgage Trust 2026-
LPFX A, 5.153%,
05/15/2043 999,097
0.2
1,000,000
(1)(3)
PCY Trust 2026-FCMT
A, 5.325%,
04/05/2041 1,004,898
0.3
1,000,000
(1)(3)
PRM Trust 2025-PRM6
A, 4.630%,
07/05/2033 989,480
0.2
1,500,000
(1)(3)
PRM5 Trust 2025-
PRM5 A, 4.620%,
03/10/2033 1,486,986
0.4
1,000,000
(1)(3)
SMRT 2022-MINI F,
6.976%, (TSFR1M +
3.350%),
01/15/2039 996,759
0.2
1,583,931
(1)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 1,589,228
0.4
1,557,000  UBS Commercial
Mortgage Trust 2019-
C16 AS, 3.887%,
04/15/2052 1,480,636
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(3)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 5.467%,
(TSFR1M + 1.842%),
11/15/2041 $ 1,003,237
0.3
Total Commercial
Mortgage-Backed
Securities
(Cost $52,476,388)
52,769,912
13.9
U.S. TREASURY OBLIGATIONS : 2.3%
United States Treasury Notes : 2.3%
990,000
(2)
4.000
%,
05/31/2028 987,177
0.3
2,823,900
4.125
%,
06/30/2028 2,822,521
0.7
2,526,100
4.125
%,
06/15/2029 2,523,830
0.7
568,700
4.125
%,
06/30/2031 566,723
0.2
103,600
4.250
%,
05/31/2033 103,228
0.0
1,613,400
4.250
%,
06/30/2033 1,607,224
0.4
24,500
4.375
%,
05/15/2036 24,372
0.0
8,635,075
2.3
Total U.S. Treasury
Obligations
(Cost $8,646,672)
8,635,075
2.3
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.1%
Federal Home Loan Mortgage Corporation : 0.1%
(4)
9,035
5.500
%,
01/01/2037 9,230
0.0
4,662
5.500
%,
10/01/2038 4,750
0.0
75,851
5.500
%,
11/01/2038 77,991
0.1
70,477
5.500
%,
02/01/2039 71,944
0.0
163,915
0.1
Uniform Mortgage-Backed Securities : 0.0%
56,145
5.000
%,
05/01/2042 56,651
0.0
Total U.S. Government
Agency Obligations
(Cost $227,944)
220,566
0.1
Total Long-Term
Investments
(Cost $373,163,896)
373,597,655
98.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.7%
Commercial Paper : 0.8%
2,000,000
(5)
Cigna Group,
3.970
%,
07/06/2026 1,998,696
0.5
1,000,000
(5)
Constellation Energy
Corp.,
4.500
%,
07/06/2026 999,260
0.3
Total Commercial Paper
(Cost $2,998,363)
2,997,956
0.8

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 1.6%
1,127,428
(6)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
06/30/2026, 3.640%,
due 07/01/2026
(Repurchase
Amount $1,127,540,
collateralized by various
U.S. Government
Securities, 4.125%,
Market Value plus
accrued interest
$1,149,977, due
03/31/29)
$ 1,127,428
0.3
1,171,861
(6)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,171,978,
collateralized by various
U.S. Government
Agency Obligations,
1.270%-7.000%, Market
Value plus accrued
interest $1,195,298, due
08/15/28-07/01/56)
1,171,861
0.3
1,240,447
(6)
Jefferies LLC,
Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,240,571,
collateralized by various
U.S. Government
Securities, 0.000%-
4.250%, Market Value
plus accrued interest
$1,265,256, due
12/17/26-05/15/51)
1,240,447
0.3
1,076,164
(6)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,076,272,
collateralized by various
U.S. Government
Agency Obligations,
3.000%-6.500%, Market
Value plus accrued
interest $1,097,828, due
05/01/31-05/01/56)
1,076,164
0.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,534,190
(6)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
06/30/2026, 3.760%,
due 07/01/2026
(Repurchase
Amount $1,534,348,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,561,275, due
01/15/28-02/15/56)
$ 1,534,190
0.4
Total Repurchase
Agreements
(Cost $6,150,090)
6,150,090
1.6
Time Deposits : 0.3%
186,361
(6)
Credit Agricole
Corporate and
Investment Bank,
3.600
%,
07/01/2026 186,361
0.1
186,361
(6)
DZ Bank AG,
3.610
%,
07/01/2026 186,361
0.0
186,361
(6)
Landesbank
Hessen Thueringen
Girozentrale ,
3.630
%,
07/01/2026 186,361
0.0
186,361
(6)
Mizuho Bank Ltd.,
3.620
%,
07/01/2026 186,361
0.1
186,361
(6)
Royal Bank of Canada,
3.670
%,
07/01/2026 186,361
0.0
186,361
(6)
Societe Generale S.A.,
3.630
%,
07/01/2026 186,361
0.0
186,361
(6)
Toronto-Dominion Bank,
3.630
%,
07/01/2026 186,361
0.1
Total Time Deposits
(Cost $1,304,527)
1,304,527
0.3
U.S. Treasury Obligations : 2.0%
7,200,000
(5)
United States Treasury
Bill,
3.280
%,
07/09/2026 7,194,190
2.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.0%
8,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.560%
(Cost $8,000) $ 8,000 0.0
Total Short-Term
Investments
(Cost $17,655,281)
$ 17,654,763
4.7
Total Investments in
Securities
(Cost $390,819,177) $ 391,252,418 103.5
Liabilities in Excess of
Other Assets
(13,173,461) (3.5)
Net Assets $ 378,078,957 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2026.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of June 30, 2026.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 187,874,357 $ — $ 187,874,357
Asset-Backed Securities — 65,834,393 — 65,834,393
Collateralized Mortgage Obligations — 58,263,352 — 58,263,352
Commercial Mortgage-Backed Securities — 52,769,912 — 52,769,912
U.S. Treasury Obligations — 8,635,075 — 8,635,075
U.S. Government Agency Obligations — 220,566 — 220,566
Short-Term Investments 8,000 17,646,763 — 17,654,763
Total Investments, at fair value $ 8,000 $ 391,244,418 $ — $ 391,252,418
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (73,488) $ — $ (73,488)
Futures (605,342) — — (605,342)
Total Liabilities $ (605,342) $ (73,488) $ — $ (678,830)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2026, the following futures contracts were outstanding for Voya Short Duration Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 2-Year Note 1,192 09/30/26 $ 245,710,313 $ (341,155)
$ 245,710,313 $ (341,155)
Short Contracts:
U.S. Treasury 5-Year Note (210) 09/30/26 (22,479,844) (74,653)
U.S. Treasury 10-Year Note (28) 09/21/26 (3,076,938) (24,997)
U.S. Treasury Long Bond (32) 09/21/26 (3,632,000) (89,453)
U.S. Treasury Ultra 10-Year Note (39) 09/21/26 (4,386,281) (53,691)
U.S. Treasury Ultra Long Bond (8) 09/21/26 (929,250) (21,393)
$ (34,504,313) $ (264,187)
At June 30, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Short Duration Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Secured Overnight Financing Rate Annual 3.489 % Annual 02/02/27 USD 27,000,000 $ (73,488) $ (73,488)
$ (73,488) $ (73,488)
Currency Abbreviations:
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Short Duration Bond Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,438,809
Gross Unrealized Depreciation (1,005,568)
Net Unrealized Appreciation $ 433,241